Subsequent Events (Details Narrative) (10-K) - Maison [Member] - Subsequent Event [Member] - USD ($) $ in Thousands	Mar. 16, 2017	Mar. 01, 2017
Capital contribution from parent company	$ 15,000
Minimum [Member]
Capital and surplus as to policyholders - Florida Office of Insurance Regulation		$ 35,000